Income tax and deferred taxes - Tax Rate within Main Countries the Company Operates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and deferred taxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Vat tax rate	12.00%
Spain
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Belgium
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Mexico
Income tax and deferred taxes [Line Items]
Applicable tax rate	30.00%	30.00%
United States | Maximum
Income tax and deferred taxes [Line Items]
Applicable tax rate	3.51%	3.51%
United States | Minimum
Income tax and deferred taxes [Line Items]
Applicable tax rate	21.00%	21.00%
South Africa
Income tax and deferred taxes [Line Items]
Applicable tax rate	28.00%	28.00%
Korea
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
China | Maximum
Income tax and deferred taxes [Line Items]
Applicable tax rate	12.00%	12.00%
China | Minimum
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%